                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                            COUPON   DEMAND
THOUSANDS                                                                                             RATE+    DATE*      VALUE
-----------------------------------------------------------------------------------------------------------------------------------

          CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (87.2%)
   $4,200 ABAG Finance Authority for Nonprofit Corporations,
             Episcopal Homes Foundation Ser 2000 COPs                                                 3.64%  10/06/06   $4,200,000
    2,170 Alameda-Contra Costa Schools Financing Authority, Capi3.60Improvements Ser H COPs (Ambac)   3.60   10/06/06    2,170,000
    1,500 Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser A (Ambac)                   3.58   10/06/06    1,500,000
      420 Butte-Glenn Community College District, Election of 2002 Ser B P-FLOATs PT-3042 (MBIA)      3.77   10/06/06      420,000
          California,
    3,000    Economic Recovery Ser 2004 C-14 (XLCA)                                                   3.60   10/06/06    3,000,000
    1,225    Ser 2004 A - 9                                                                           3.67   10/06/06    1,225,000
    2,000    Ser 2004 PUTTERs Ser 1461                                                                3.82   10/06/06    2,000,000
    3,500    Ser 2005 B Subser B-1                                                                    3.59   10/06/06    3,500,000
          California Department of Water Resources,
      200    Power Supply Ser 2002 B Subser B-6                                                       3.65   10/02/06      200,000
    3,400    Power Supply Ser 2002 C Subser C-2 (Ambac) & C-3 (Ambac)                                 3.73   10/06/06    3,400,000
    1,300    Power Supply Ser 2002 C Subser C-10                                                      3.53   10/06/06    1,300,000
      900    Power Supply Ser 2002 C Subser C F-13                                                    3.58   10/06/06      900,000
      800    Power Supply Ser 2005 F Subser F-4                                                       3.80   10/02/06      800,000
          California Health Facilities Financing Authority,
    1,000    Adventist Health System/West 1998 Ser B (MBIA)                                           3.79   10/02/06    1,000,000
    3,000    Kaiser Permanente Ser 2006 C                                                             3.64   10/06/06    3,000,000
    6,800    Northern California Presbyterian Homes & Services Ser 2004                               3.60   10/06/06    6,800,000
    2,750 California Infrastructure & Economic Development Bank, Le Lycee Francais de
             Los Angeles Ser 2006                                                                     3.67   10/06/06    2,750,000
          California Statewide Communities Development Authority,
    1,400    Chabad of California Ser 2004                                                            3.62   10/06/06    1,400,000
    3,000    Kaiser Permanente Ser 2004 J                                                             3.64   10/02/06    3,000,000
    1,300    Kaiser Permanente Ser 2004 L                                                             3.64   10/06/06    1,300,000
    2,600    Masters College Ser 2002                                                                 3.60   10/06/06    2,600,000
    3,000    University of San Diego Ser 2005                                                         3.71   10/06/06    3,000,000
    3,770 California Transit Finance Authority, Ser 1997 (FSA)                                        3.60   10/06/06    3,770,000
    3,295 East Bay Municipal Utility District, Wastewater Sub Ser 2003 B (XLCA)                       3.60   10/06/06    3,295,000
    4,000 Fremont, Creekside Village Multifamily Ser 1985 D                                           3.58   10/06/06    4,000,000
    4,200 Fresno, Sewer System Sublien Ser 2000 A (FGIC)                                              3.60   10/06/06    4,200,000
    3,000 Grant Joint Union High School District, School Facility Bridge Funding
             Ser 2005 COPs (FSA)                                                                      3.60   10/06/06    3,000,000
    5,500 Hemet Unified School District, Ser 2006 COPs (Ambac)                                        3.65   10/06/06    5,500,000
    2,100 Hillsborough, Refg Ser 2000 A COPs                                                          3.73   10/06/06    2,100,000
      750 Irvine Public Facilities & Infrastructure Authority, Capital Improvement
             Ser 1985 COPs                                                                            3.68   10/06/06      750,000
    2,000 Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B                 3.59   10/06/06    2,000,000
    3,700 Los Angeles County Metropolitan Transportation Authority,
             Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)                                   3.77   10/06/06    3,700,000
          Los Angeles Department of Water & Power,
   11,000    Power System 2001 Ser B Subser B-5 & B-8                                                 3.68   10/06/06   11,000,000
    4,400    Power System 2002 Ser A Subser A-8                                                       3.67   10/06/06    4,400,000
      600    Water System 2001 Ser B Subser B-1                                                       3.68   10/06/06      600,000
          Metropolitan Water District of Southern California,
    4,300    Water 2000 Ser B-4                                                                       3.57   10/06/06    4,300,000
    5,300    Waterworks 2002 Ser A                                                                    3.64   10/06/06    5,300,000
    4,000    Waterworks 2005 Ser B-2                                                                  3.60   10/06/06    4,000,000
    5,000 Mountain View, Villa Mariposa Multifamily 1985 Ser A                                        3.66   10/06/06    5,000,000
    2,200 Northern California Power Agency, Hydroelectric No. 1 Ser 2002 B (MBIA)                     3.60   10/06/06    2,200,000
    9,600 Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2               3.63   10/06/06    9,600,000
    2,000 Perris Unified High School District, Ser 2004 COPs (FSA)                                    3.60   10/06/06    2,000,000
    2,000 Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A                             3.61   10/06/06    2,000,000
    3,800 Poway Unified School District, Ser 2004 COPs (FSA)                                          3.60   10/06/06    3,800,000
    1,400 Rancho Water District Financing Authority, Ser 2001 B (FGIC)                                3.57   10/06/06    1,400,000
    2,450 Roaring Fork Municipal Products, California Economic Recovery Class A
             Certificates Ser 2004-4 (FGIC)                                                           3.64   10/06/06    2,450,000

    1,220 Roseville, Electric System Ser 2005 A COPs P-FLOATs PT-3021 (FGIC)                          3.77   10/06/06    1,220,000
    3,000 Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2                         3.60   10/06/06    3,000,000
    2,600 Sacramento County Sanitation Districts Financing Authority, Sub Lien Ser 2000 C             3.57   10/06/06    2,600,000
    3,000 Sacramento County Water Financing Authority, Water Agency Zones 40 & 41 P-FLOATs
             PT-1176 (Ambac)                                                                          3.77   10/06/06    3,000,000
    4,175 Sacramento Municipal Utility District Financing Authority, Cosumnes Ser 2006 PUTTERs
             Ser 1237Z (MBIA)                                                                         3.77   10/06/06    4,175,000
    2,000 San Francisco City & County Public Utilities Commission, Water Ser 2006 A ROCs II-R
             Ser 6085 (FSA)                                                                           3.76   10/06/06    2,000,000
    6,000 San Francisco City & County Redevelopment Agency, Bayside Village Multifamily Ser 1985 A    3.62   10/06/06    6,000,000
    2,305 San Jacinto Unified School District, Ser 1998 COPs (FSA)                                    3.60   10/06/06    2,305,000
    3,910 Turlock Irrigation District, Ser 1988 A                                                     3.68   10/06/06    3,910,000
    1,505 Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R  Ser 2130 (MBIA)        3.76   10/06/06    1,505,000
                                                                                                                      -------------

          TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (Cost $169,545,000)                                                                                       169,545,000
                                                                                                                      -------------

                                                                                                       YIELD TO
                                                                                                       MATURITY
                                                                                   COUPON  MATURITY   ON DATE OF
                                                                                    RATE     DATE      PURCHASE
                                                                                   ------- ---------  -----------
          CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (8.8%)
    7,000 California, Ser 1996                                                       3.43%  10/18/06      3.43%          7,000,000
    4,000 California Department of Water Resources, Ser 1                            3.47   10/10/06      3.47           4,000,000
    6,000 San Diego County Water Authority, Ser 1                                    3.53   01/09/07      3.53           6,000,000
                                                                                                                      ------------

          TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (Cost $17,000,000)                                               17,000,000
                                                                                                                      ------------

          CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (6.5%)
    1,500 Contra Costa County, Ser 2005 TRANs, dtd 12/02/05                          4.50   12/07/06      3.30           1,503,245
    7,000 Los Angeles Unified School District, Ser 2005 A TRANs, dtd 10/19/05        4.50   10/18/06      3.21           7,004,402
    4,200 Mt Diablo Unified School District, Ser 2005 TRANs, dtd 10/27/05            4.25   10/27/06      3.55           4,201,539
                                                                                                                      ------------

          TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (Cost $12,709,186)                                     12,709,186
                                                                                                                      ------------

          TOTAL INVESTMENTS (Cost $199,254,186) (a)                                                       102.5%       199,254,186

          LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (2.5)        (4,783,272)
                                                                                                      ----------      ------------

          NET ASSETS                                                                                      100.0%      $194,470,914
                                                                                                      ==========      ============

----------------
       COPs     Certificates of Participation.
     P-FLOATs   Puttable Floating Option Tax-Exempt Receipts.
     PUTTERs    Puttable Tax-Exempt Receipts.
       ROCs     Reset Option Certificates.
      TRANs     Tax and Revenue Anticipation Notes.
        +       Rate shown is the rate in effect at September 30, 2006.
        *       Date on which the principal amount can be recovered through demand.
       (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
----------------
      Ambac     Ambac Assurance Corporation.
       FGIC     Financial Guaranty Insurance Company.
       FSA      Financial Security Assurance Inc.
       MBIA     Municipal Bond Investors Assurance Corporation.
       XLCA     XL Capital Assurance Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2006
                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2006
                                          /s/ Francis Smith
                                          Francis Smith
                                          Principal Financial Officer

                                       5